CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITIES
CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITIES

NOTE 26 — CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITIES

During the year ended December 31, 2019, the Company recorded Level 3 derivative liabilities that were measured at fair value at issuance in the aggregate amount of $783,735, related to the redemption features of certain convertible notes payable. See Note 19 — Convertible Debt Obligations for additional details. Management estimated the fair value of the redemption features recorded as derivative liabilities to be $0 as of December 31, 2019 and recorded a change in fair value of derivative liabilities of $783,735 during the year ended December 31, 2019. The fair value of the derivative was valued using management’s estimate of the probability of Entrepreneur Resorts listing on the Australian Stock Exchange, which was 80% at issuance and was 0% as of December 31, 2019. During the year ended December 31, 2020 the company granted a put option in respect of shares issued which, if exercised, will require the company to buy back the shares for $250,000.